Finance income and expense (Details) - Schedule of recognized in profit or loss £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)
Finance income
Bank deposits			$ 486		$ 170
Total finance income			486		170
Finance expense
Bank interest payable			(1,000)		(392)
Lease interest accretion			(298)		(64)
Total finance expense	£ 166	£ 185	(1,298)	£ 486	(456)	£ 170
Net finance income recognized in profit or loss	£ 7,326		$ (812)		$ (286)